Property and Equipment - Fully Depreciated Assets and Assets Under Capital Lease (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Fully depreciated assets	$ 289.7	$ 252.4
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets, Gross	339.9	340.7
Accumumlated Amortization	(83.5)	(66.6)
Assets Under Capital Lease Obligations, Net	256.4	274.1
Building [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets, Gross	331.0	333.9
Vehicles [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets, Gross	8.6	6.5
Equipment [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets, Gross	$ 0.3	$ 0.3